Pension and Postretirement Benefit Plans - Components of net periodic benefit cost and other information 10K (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United States Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	$ 259	$ 293	$ 241
Interest cost	575	655	676
Expected return on plan assets	(1,043)	(1,069)	(1,043)
Amortization of prior service cost (benefit)	(24)	(24)	4
Amortization of net actuarial (gain) loss	354	409	243
Settlements, curtailments, special terminations and other	4	2
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	125	266	121
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)	5		(266)
Amortization of prior service cost (benefit)	24	24	(4)
Net actuarial (gain) loss	692	312	2,167
Amortization of net actuarial (gain) loss	(354)	(409)	(243)
Total recognized in other comprehensive income (loss)	367	(73)	1,654
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	492	193	1,775
International Qualified and Non-qualified Pension Benefits
Net periodic benefit cost (benefit)
Service cost	133	154	141
Interest cost	171	206	252
Expected return on plan assets	(308)	(308)	(312)
Amortization of transition (asset) obligation	(1)	(1)	(1)
Amortization of prior service cost (benefit)	(13)	(13)	(16)
Amortization of net actuarial (gain) loss	91	144	121
Settlements, curtailments, special terminations and other	4	(6)	4
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	77	176	189
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Amortization of transition (asset) obligation	1	1	1
Prior service cost (benefit)	(5)	10	3
Amortization of prior service cost (benefit)	13	13	16
Net actuarial (gain) loss	512	(270)	592
Amortization of net actuarial (gain) loss	(91)	(144)	(121)
Foreign currency	(93)	(174)	(215)
Total recognized in other comprehensive income (loss)	337	(564)	276
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	414	(388)	465
Postretirement Benefits
Net periodic benefit cost (benefit)
Service cost	54	75	65
Interest cost	79	98	97
Expected return on plan assets	(90)	(91)	(90)
Amortization of prior service cost (benefit)	(55)	(42)	(47)
Amortization of net actuarial (gain) loss	61	73	56
Settlements, curtailments, special terminations and other		1
Net periodic benefit cost (benefit) after settlements, curtailments, special termination benefits and other	49	114	81
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Prior service cost (benefit)		(212)
Amortization of prior service cost (benefit)	55	42	47
Net actuarial (gain) loss	8	(23)	358
Amortization of net actuarial (gain) loss	(61)	(73)	(56)
Foreign currency		(1)	(1)
Total recognized in other comprehensive income (loss)	2	(267)	348
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$ 51	$ (153)	$ 429